Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Accounting Policies [Abstract]
Depletion expense on capitalized oil and natural gas properties			$ 122,200,000	$ 37,000,000	$ 24,900,000
Capitalized interest			8,300,000	0	0
Property, Plant and Equipment [Line Items]
Abandonment and impairment expense		$ 4,200,000	0	4,500,000	5,300,000
Amortization expense on oil and gas properties	$ 19,600,000		36,000,000	19,600,000	0
Bad debts expense				0	0
Reserve for bad debts	$ 0		3,300,000	0
Contribution to the plan			$ 1,200,000
401(k)
Property, Plant and Equipment [Line Items]
Employer match contribution percent			6.00%
Profit-sharing
Property, Plant and Equipment [Line Items]
Employer match contribution percent			8.00%
Proved oil and natural gas properties
Property, Plant and Equipment [Line Items]
Impaired expense			$ 0.0	$ 0	$ 0
Subsequent event | ASU 2016-02 | Forecast | Minimum
Property, Plant and Equipment [Line Items]
Operating liabilities						$ 7,000,000
Right-of-use asset						7,000,000
Subsequent event | ASU 2016-02 | Forecast | Maximum
Property, Plant and Equipment [Line Items]
Operating liabilities						12,000,000
Right-of-use asset						$ 12,000,000